Contents of Significant Accounts - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		$ 8,515,000		$ 13,530,000		$ 0
Cash Flows		(106,531)		(5,015,000)		13,530,000
Non-cash changes,Foreign exchange		303		0		0
Non-cash changes,Others	[1]	0		0		0
Ending Balance		8,408,772		8,515,000		13,530,000
Bonds payable (current portion included) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		30,051,568		38,359,352		28,184,687
Cash Flows		19,984,120		(8,500,465)		9,989,245
Non-cash changes,Foreign exchange		0		0
Non-cash changes,Others	[1]	192,617		192,681		185,420
Ending Balance		50,228,305		30,051,568		38,359,352
Long-term loans (current portion included) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		36,476,909		22,883,344		19,279,342
Cash Flows		(21,689,386)		13,178,434		3,857,704
Non-cash changes,Foreign exchange		(455,733)		415,131		(253,702)
Non-cash changes,Others	[1]	0		0		0
Ending Balance		14,331,790		36,476,909		22,883,344
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		6,419,016		5,393,187		5,737,095
Cash Flows		(849,810)		(731,138)		(666,439)
Non-cash changes,Foreign exchange		(8,014)		92,617		(24,106)
Non-cash changes,Others	[1],[2]	439,654		1,664,350		346,637
Ending Balance		6,000,846		6,419,016		5,393,187
Guarantee deposits (current portion included) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		42,874,494	[3]	41,599,386	[3]	30,757,001
Cash Flows		(780,352)		(572,321)		10,423,345
Non-cash changes,Foreign exchange		(1,226,308)		1,847,429		419,040
Non-cash changes,Others	[1]	23		0		0
Ending Balance	[3]	$ 40,867,857		42,874,494		41,599,386
Other financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance				$ 0		21,449,487
Cash Flows						(21,209,443)
Non-cash changes,Foreign exchange						(330,783)
Non-cash changes,Others	[1]					90,739
Ending Balance						$ 0

[1]	Other non-cash changes mainly consisted of discount amortization measured by the effective interest method.
[2]	Mainly due to the addition to lease properties .
[3]	Guarantee deposits mainly consisted of deposits of capacity reservation.